Prepaid charter revenue, textuals (Details) ([PrepaidCharterRevenueMember], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
[PrepaidCharterRevenueMember]
Finite-Lived Intangible Assets [Line Items]
Acquisition of time charter	$ 42,000